PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
	US$	US$
Prepayments	1,907,781	1,562,177
Deposits(a)	1,646,446	1,873,843
Others	259,757	619,901
	3,813,984	4,055,921

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.